Financial assets and liabilities - Summary of Carrying Amounts and Fair Value of Financial Assets and Financial Liabilities (Detail) - BRL (R$) R$ in Thousands		Apr. 24, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets			R$ 39,021,838	R$ 31,021,849
Financial liabilities			R$ (92,334,404)	R$ (89,965,915)
Sulgás [member]
Disclosure of detailed information about financial instruments [line items]
Short-term sectorial financial assets		R$ 93,060
Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Description of Discount Rates Applied in Direct Comparative Method of Market Data			9.25%
Investment properties [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Description of Discount Rates Applied in Direct Comparative Method of Market Data				6.06%
Investment properties [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Description of Discount Rates Applied in Direct Comparative Method of Market Data				10.40%
Carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets			R$ 26,012,955	R$ 26,131,485
Financial liabilities			(66,919,654)	(69,937,992)
Carrying amount | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			2,525,668	2,122,442
Carrying amount | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			2,992,593	3,386,301
Carrying amount | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			5,805	4,495
Carrying amount | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]		18,221,781	16,818,919
Carrying amount | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			(64,227,131)	(66,455,426)
Carrying amount | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			2,267,108	3,799,328
Financial liabilities			(2,680,669)	(3,470,204)
Carrying amount | Other accounts payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[2]		(11,854)	(12,362)
Fair value [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			312,982	4,495
Financial liabilities
Fair value [member] | Level 1 [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 1 [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			307,177
Fair value [member] | Level 1 [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			5,805	4,495
Fair value [member] | Level 1 [member] | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]
Fair value [member] | Level 1 [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Fair value [member] | Level 1 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Financial liabilities
Fair value [member] | Level 1 [member] | Other accounts payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[2]
Fair value [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			7,478,192	9,308,071
Financial liabilities			(66,817,031)	(31,764,238)
Fair value [member] | Level 2 [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			2,525,668	2,122,442
Fair value [member] | Level 2 [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			2,685,416	3,386,301
Fair value [member] | Level 2 [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 2 [member] | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]
Fair value [member] | Level 2 [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			(64,136,362)	(28,294,034)
Fair value [member] | Level 2 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			2,267,108	3,799,328
Financial liabilities			(2,680,669)	(3,470,204)
Fair value [member] | Level 2 [member] | Other accounts payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[2]
Fair value [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			18,221,781	16,818,919
Financial liabilities			(11,854)	(12,362)
Fair value [member] | Level 3 [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 3 [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 3 [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 3 [member] | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]		18,221,781	16,818,919
Fair value [member] | Level 3 [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Fair value [member] | Level 3 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Financial liabilities
Fair value [member] | Level 3 [member] | Other accounts payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[2]		R$ (11,854)	R$ (12,362)

[1]	The fair value of the investment properties was determined basis on the direct comparative method of market data applied to transactions with similar properties (type, location, and quality of property) and, to some extent, based on sales quotations for potential transactions with comparable assets (level 3). The methodology used in determination the fair value takes into account direct comparisons of market information, such as market research, homogenization of values, spot market prices, sales, distances, facilities, land access, topography and soil, land use (type of crop), and rainfall level , among other data, in accordance with the standards issued by the Brazilian Association of Technical Standards (“ABNT”). The discount rate used was 9.25% per annum on December 31, 2025 (6.06% per annum to 10.40% per annum on December 31, 2024).
[2]	This refers to the contingent consideration (earn-out) negotiated in the acquisition process of the indirect subsidiary Biometano Verde Paulínia, measured at fair value using a assessment technique based on the present value of expected cash flows. The measurement considers the monetary restatement stipulated in the contract.